Net income from financial instruments measured at fair value through profit and loss	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net income from financial instruments measured at fair value through profit and loss

3	Net income from financial instruments measured at fair value through profit or loss

	2022	2021	2020
	£m	£m	£m
Net income arising on:
Net Trading activities	(2,840)	3	1,948
Other instruments managed on a fair value basis	5,715	1,730	(190)
Net income from financial instruments held for trading or managed on a fair value basis	2,875	1,733	1,758
Financial assets held to meet liabilities under insurance and investment contracts	(1,436)	1,305	290
Liabilities to customers under investment contracts	67	(91)	(36)
Net (expense)/income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(1,369)	1,214	254
Derivatives managed in conjunction with the group's issued debt securities	(736)	(337)	112
Other changes in fair value	838	329	(95)
Changes in fair value of designated debt and related derivatives	102	(8)	17
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	143	493	285
Year ended 31 Dec	1,751	3,432	2,314